Document and Entity Information	Sep. 17, 2019
Cover [Abstract]
Entity Address, City or Town	A91
Amendment Flag	false
Entity Central Index Key	0001262976
Document Type	8-K
Document Period End Date	Sep. 17, 2019
Entity Registrant Name	Cimpress N.V.
Entity Incorporation State Country Code	P7
Entity File Number	000-51539
Entity Tax Identification Number	98-0417483
Entity Address, Address Line One	Building D
Entity Address, Address Line Two	Dundalk
Entity Address, Country	IE
City Area Code	42
Local Phone Number	938 8500
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value of €0.01
Trading Symbol	CMPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false